Summary of Significant Accounting Policies - Additional Information (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥) Supplier	Jun. 30, 2022 USD ($) Supplier	Jun. 30, 2021 CNY (¥) Supplier	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Foreign currency exchange rate	6.6981			6.6981
Finite lived intangible asset residual value | ¥	¥ 0
Revenue Recognized	42,182	$ 6,298	¥ 44,405
Unsatisfied performance obligation	¥ 31,562			$ 4,712
Depreciation of the US$ against RMB, percent	5.11%	5.11%
Product Concentration Risk | Suppliers | Three Suppliers [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage	38.20%	38.20%	49.20%
Advertising
Summary Of Significant Accounting Policies [Line Items]
Number of suppliers | Supplier	3	3	3
CHINA
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, restricted cash and short-term investments	¥ 102,450			15,295	¥ 276,644
Outside China
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, restricted cash and short-term investments	¥ 9,534			$ 1,423		$ 2,186